Goodwill and Intangible Assets (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Details Narrative
Intangible asset amortization	$ 448	$ 448	$ 448